UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principle
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     November 11, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     78

Form13F Information Table Value Total:     $153,156 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     1690    23540 SH       Sole                    22445              1095
AT&T Inc                       COM              00206R102     1456    51067 SH       Sole                    49379              1688
Abbott Labs                    COM              002824100     2038    39845 SH       Sole                    37465              2380
Activision Inc.                COM              00507V109     2224   186855 SH       Sole                   178295              8560
Amazon.com Inc                 COM              023135106     2033     9400 SH       Sole                     9010               390
Applied Materials              COM              038222105     1114   107580 SH       Sole                   103420              4160
BHP Billiton Ltd.              COM              088606108     1577    23735 SH       Sole                    22605              1130
Bridgeline Digital, Inc Com    COM              10807Q205       39    73806 SH       Sole                                      73806
CME Group Inc Com              COM              12572Q105     1132     4595 SH       Sole                     4440               155
Canadian Oil Sands Ltd         COM              13643E105      231    12000 SH       Sole                                      12000
Cardinal Health Inc            COM              14149Y108     1923    45905 SH       Sole                    43755              2150
Caterpillar                    COM              149123101     1530    20725 SH       Sole                    19700              1025
Charles Schwab New             COM              808513105     1138   100950 SH       Sole                    97615              3335
ChevronTexaco Corp             COM              166764100     2430    26246 SH       Sole                    23826              2420
Coca Cola                      COM              191216100     2017    29855 SH       Sole                    28475              1380
Compugen, Ltd.                 COM              M25722105      160    39990 SH       Sole                                      39990
Daegis Inc                     COM              233720101      224   104206 SH       Sole                                     104206
DiaDexus Inc New Com           COM              25245P106       32   123890 SH       Sole                                     123890
E.I. du Pont de Nemours and Co COM              263534109     1773    44365 SH       Sole                    42465              1900
EMC Corp                       COM              268648102     1893    90205 SH       Sole                    86565              3640
Ebix Inc.                      COM              278715206     1368    93054 SH       Sole                                      93054
Exxon Mobil Corporation        COM              30231G102     2018    27782 SH       Sole                    26617              1165
General Electric               COM              369604103     1548   101717 SH       Sole                    98052              3665
General Mills Inc              COM              370334104     2022    52525 SH       Sole                    50425              2100
Google Inc Cl-A                COM              38259P508     1759     3415 SH       Sole                     3315               100
Heinz H J                      COM              423074103     1954    38705 SH       Sole                    36750              1955
Intel                          COM              458140100     2167   101590 SH       Sole                    96995              4595
International Business Machine COM              459200101     2625    15010 SH       Sole                    14275               735
Itex Corp Com Par $.01 New     COM              465647303      392   118881 SH       Sole                                     118881
J P Morgan Chase & Co.         COM              46625H100     1078    35776 SH       Sole                    34391              1385
Johnson & Johnson              COM              478160104     2079    32641 SH       Sole                    30677              1964
Looksmart Ltd.                 COM              543442107       81    61400 SH       Sole                                      61400
MIPS Technologies Inc.         COM              604567107      189    39000 SH       Sole                                      39000
Mako Surgical Corp Com         COM              560879108     2474    72304 SH       Sole                                      72304
Microsoft                      COM              594918104     1982    79645 SH       Sole                    76765              2880
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Network Equipment Technology   COM              641208103       90    46479 SH       Sole                                      46479
Neurogesx Inc Com              COM              641252101       65    73553 SH       Sole                                      73553
Nike                           COM              654106103     1930    22565 SH       Sole                    21350              1215
Northern Oil & Gas Nev Com     COM              665531109      213    11000 SH       Sole                                      11000
Orexigen Therapeutics, Inc.    COM              686164104      212   106312 SH       Sole                                     106312
Pepsico                        COM              713448108     1981    32000 SH       Sole                    29439              2561
Petroleo Brasileiro S.A. - ADR COM              71654v101      964    46536 SH       Sole                    44286              2250
Procter & Gamble               COM              742718109     2181    34525 SH       Sole                    32495              2030
Qualcomm Inc                   COM              747525103     1930    39690 SH       Sole                    38005              1685
Rigel Pharmaceuticals Inc.     COM              766559603      555    75433 SH       Sole                                      75433
Schlumberger                   COM              806857108     1330    22260 SH       Sole                    21420               840
Socket Mobile Inc Com New      COM              83368e200       39    17152 SH       Sole                                      17152
Solar Power Inc Com            COM              83490A100      151   471300 SH       Sole                                     471300
Somaxon Pharmaceuticals Inc.   COM              834453102      231   265124 SH       Sole                                     265124
Southwestern Energy Co         COM              845467109     1454    43623 SH       Sole                    41943              1680
Starwood Hotels & Resorts Worl COM              85590a401     1663    42841 SH       Sole                    40856              1985
Target Corporation             COM              87612E106     1757    35835 SH       Sole                    34385              1450
Telanetix Inc Com New          COM              879180206      229   226602 SH       Sole                                     226602
Teva Pharmaceutical - SP ADR   COM              881624209      612    16440 SH       Sole                    15540               900
Texas Instruments              COM              882508104     1687    63292 SH       Sole                    63292
Towerstream Corp Com           COM              892000100      567   221640 SH       Sole                                     221640
United Parcel Service CL B     COM              911312106     1822    28845 SH       Sole                    27310              1535
United Technologies            COM              913017109      259     3676 SH       Sole                     3676
Visa Corp                      COM              92826c839     1954    22790 SH       Sole                    21660              1130
Walt Disney                    COM              254687106     1549    51356 SH       Sole                    48786              2570
Wave Systems Corp Com New      COM              943526301     1116   477084 SH       Sole                                     477084
Weatherford International Ltd. COM              h27013103      809    66255 SH       Sole                    63875              2380
Wells Fargo                    COM              949746101     1658    68744 SH       Sole                    65124              3620
iPass Inc.                     COM              46261v108      308   250000 SH       Sole                                     250000
Financial Select Sector SPDR   ETF              81369y605      183    15520 SH       Sole                    15520
Health Care Select Sector      ETF              81369y209      403    12700 SH       Sole                    12700
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     7473    52581 SH       Sole                    49156              3425
SPDR Trust Unit Series 1       ETF              78462F103     2838    25080 SH       Sole                    23295              1785
iShares MSCI EAFE Index        ETF              464287465      836    17495 SH       Sole                    15385              2110
iShares MSCI Emerging Mkt In   ETF              464287234      365    10395 SH       Sole                     7540              2855
iShares MSCI Japan Index Fd    ETF              464286848    10693  1130365 SH       Sole                  1072350             58015
                                                                42     4400 SH       Other                    4400
iShares Russell 1000 Growth In ETF              464287614    21520   409280 SH       Sole                   388870             20410
                                                                32      600 SH       Other                     600
iShares Russell 2000 Growth In ETF              464287648     6015    81865 SH       Sole                    79030              2835
iShares S&P Midcap 400/Growth  ETF              464287606    10206   113600 SH       Sole                   108185              5415
iShares Tr S&P Midcap 400      ETF              464287507    12846   164713 SH       Sole                   158356              6357